Annual Total Returns- Transamerica Total Return (Class I2) [BarChart] - Class I2 - Transamerica Total Return - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.20%	7.62%	(2.43%)	4.24%	0.73%	3.09%	4.92%	(1.05%)	8.57%	8.43%